Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Praxis Impact Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Praxis Impact Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	(1.39%)	1.26%
Praxis Impact Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.45%	(2.38%)	0.28%
Praxis Impact Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.65%	(1.47%)	0.54%
Praxis Impact Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	(0.23%)	2.06%
Praxis International Index Fund | Morningstar® Global ex-US Target Market Exposure NR USD IndexSM (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.87%	8.05%	8.54%
Praxis International Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.12%	5.85%	7.11%
Praxis International Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.21%	5.34%	6.77%
Praxis International Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	4.54%	5.78%
Praxis International Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	29.51%	7.56%	8.32%
Praxis Value Index Fund | CRSP U.S. Large Cap Value Index TR US (reflects no reduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.31%	12.60%	11.68%
Praxis Value Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	10.21%	10.66%
Praxis Value Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	8.94%	9.22%
Praxis Value Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	7.84%	8.30%
Praxis Value Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	11.79%	11.71%
Praxis Growth Index Fund | CRSP U.S. Large Cap Growth Index TR US (reflects no reduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.48%	14.67%	17.49%
Praxis Growth Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.84%	12.66%	15.66%
Praxis Growth Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.68%	11.74%	14.60%
Praxis Growth Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.82%	9.92%	12.88%
Praxis Growth Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	18.37%	14.21%	16.68%
Praxis Small Cap Index Fund | CRSP U.S. Small Cap Index TR USD (reflects no reduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.82%	7.31%	10.40%
Praxis Small Cap Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.60%	4.91%	6.43%
Praxis Small Cap Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.50%)	3.66%	4.81%
Praxis Small Cap Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	3.61%	4.67%
Praxis Small Cap Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	6.70%	7.67%
Praxis Genesis Conservative Portfolio | S&P Target Risk Conservative Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.74%	3.60%	5.29%
Praxis Genesis Conservative Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	1.45%	3.95%
Praxis Genesis Conservative Portfolio | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	0.31%	2.89%
Praxis Genesis Conservative Portfolio | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	0.79%	2.76%
Praxis Genesis Balanced Portfolio | S&P Target Risk Balanced Index TR (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.59%	7.05%	8.14%
Praxis Genesis Balanced Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	4.66%	6.81%
Praxis Genesis Balanced Portfolio | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	3.51%	5.67%
Praxis Genesis Balanced Portfolio | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	3.34%	5.14%
Praxis Genesis Growth Portfolio | S&P Target Risk Aggressive Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.75%	9.31%	9.97%
Praxis Genesis Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	6.69%	8.52%
Praxis Genesis Growth Portfolio | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	5.73%	7.46%
Praxis Genesis Growth Portfolio | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	5.04%	6.64%